Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)		Class B Ordinary Shares	Class A Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor	[1]	$ 719		24,281		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)	[1]	7,187,500
Net loss					(9,153)	(9,153)
Balance at Jan. 20, 2021		$ 719		24,281	(9,153)	15,847
Balance (in Shares) at Jan. 20, 2021		7,187,500
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Issuance of Class B ordinary shares to Sponsor		$ 791		24,209		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		7,906,250
Accretion on Class A ordinary shares subject to possible redemption				(199,953)	(22,886,667)	(23,086,620)
Sale of private placement warrants to Sponsor less fair value of private warrants				175,731		175,731
Forfeiture of Class B ordinary shares from Sponsor		$ (13)		13
Forfeiture of Class B ordinary shares from Sponsor (in Shares)		(127,174)
Net loss					(319,783)	(319,783)
Balance at Mar. 31, 2021		$ 778			(23,206,450)	(23,205,672)
Balance (in Shares) at Mar. 31, 2021		7,779,076
Balance at Jan. 12, 2021
Balance (in Shares) at Jan. 12, 2021
Net loss						(3,722,798)
Balance at Sep. 30, 2021		$ 778			(26,609,465)	(26,608,687)
Balance (in Shares) at Sep. 30, 2021		7,779,076
Balance at Mar. 31, 2021		$ 778			(23,206,450)	(23,205,672)
Balance (in Shares) at Mar. 31, 2021		7,779,076
Net loss					(11,615,669)	(11,615,669)
Balance at Jun. 30, 2021		$ 778			(34,822,119)	(34,821,341)
Balance (in Shares) at Jun. 30, 2021		7,779,076
Net loss					8,212,654	8,212,654
Balance at Sep. 30, 2021		$ 778			$ (26,609,465)	$ (26,608,687)
Balance (in Shares) at Sep. 30, 2021		7,779,076

[1]	This number includes up to 937,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).